Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2016
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31, 2016	September 30, 2016
Commitments to extend credit	¥782,525	¥957,320
Commitments to invest	136,204	17,280

Maturities of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥957,320	¥387,421	¥68,903	¥108,142	¥392,854
Commitments to invest	17,280	348	39	—	16,893

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2016		September 30, 2016
	Carrying value	Maximum potential payout/ Notional total	Carrying value	Maximum potential payout/ Notional total
Derivative contracts(1)(2)	¥5,710,433	¥204,781,587	¥5,129,869	¥197,511,423
Standby letters of credit and other guarantees(3)	242	8,422	205	7,361

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees are ¥6,115 million and ¥5,506 million as of March 31, 2016 and September 30, 2016, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,129,869	¥197,511,423	¥64,711,689	¥57,731,861	¥21,480,183	¥53,587,690
Standby letters of credit and other guarantees	205	7,361	10	4	—	7,347